New and Amended Standards and Interpretations - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($) Aircraft	Jan. 01, 2019 Aircraft
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of aircraft | Aircraft	171	196
Cash outflow for leases | $	$ 259,165
Net gain on sale and leaseback transactions | $	$ 4,889	$ 70,070
Operating Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Number of aircraft | Aircraft	58	54	54